Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Segments (Details)	12 Months Ended
Feb. 24, 2018 division store_format segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments | segment	1
Number of divisions | division	13
Number of store format | store_format	1